Financial instruments risk	12 Months Ended
Dec. 31, 2017
Financial instruments risk [Abstract]
Financial instruments risk
29	Financial instruments risk

The Group is exposed to various risks in relation to financial instruments. The Group’s financial assets and liabilities by category are summarized in Note 17. The main types of risks are market risk, credit risk and liquidity risk.

The Group’s risk management is coordinated at its headquarters, in close cooperation with the board of directors, and focuses on actively securing short to medium-term cash flows by minimizing the exposure to volatile financial markets.

The Group does not actively engage in the trading of financial assets for speculative purposes nor does it write options. The most significant financial risk to which the Group is exposed are described below:

Market risk
Currency risk
The monetary position for Grupo TMM may be materially affected by variances in the exchange rate between the US dollar and the Mexican peso due to the Company’s significant operations in Mexico. The Company does not cover this exposure. Grupo TMM minimizes its exposure effects in foreign currency by contracting financial debt in Mexican pesos.

Grupo TMM also faces transactional currency exposure. This exposure derives from sales and acquisitions made in currencies other than Mexican pesos, Grupo TMM’s functional currency. At December 31, 2017 and 2016, approximately 75%, of Grupo TMM’s sales are denominated in US dollars, while approximately 25% the costs and expenses for both years are denominated in US dollars.

At December 31, 2016 and 2015, the Company held monetary assets and liabilities denominated in foreign currencies other than the Mexican peso, translated at the corresponding interbank exchange rate as related to the Mexican peso, as follows:

	2017		2016
	US $	Other currencies	US $	Other currencies
Assets	$548,919	$1,120	$1,217,594	$1,728
Liabilities	(828,367)	(134,547)	(1,177,029)	(151,080)
	$(279,448)	$(133,427)	$40,565	$(149,352)

At December 31, 2017 and 2016, the exchange rate was Ps19.7354 and Ps20.6640 per US dollar, respectively.

At Apr 20, 2018, release date of the consolidated financial statements, the net position in US dollars, unaudited, was similar to that at December 31, 2017, and the exchange rate was $18.2819 (per dollar).

Sensitivity analysis
The following table shows for the years ended December 31, 2017 and 2016, the sensitivity in operations associated with to the financial assets and liabilities of Grupo TMM and the exchange rate; US dollar (USD)/peso “considering that the rest of the conditions remain unchanged”. Assuming a variance of +/- 4.73% for 2017 and +/- 19.70% for 2016 in the peso/USD exchange rate. This percentage was determined based on the volatility of the average exchange rate market over the past 12 months. The sensitivity analysis is based on financial instruments in foreign currency held by Grupo TMM on the reporting date.

If the peso had strengthened or weakened against the USD by 4.73% for 2017 and 19.70% for 2016, this would have had the following impact on the monetary position:

	2017		2016
	4.73% Increase in the exchange rate	4.73% decrease in the exchange rate	19.70% Increase in the exchange rate	19.70% decrease in the exchange rate
Assets in US dollars	$25,989	$(25,989)	$239,821	$(239,821)
Assets in other currencies	53	(53)	340	(340)
Liabilities in US dollars	(39,219)	39,219	(231,831)	231,831
Liabilities in other currencies	(6,370)	6,370	(29,757)	29,757
	$(19,547)	$19,547	$(21,427)	$(21,427)

The exposure to exchange rates varies during each year, depending on the volume of overseas operations or in foreign currency; however, the above analysis is considered representative of Grupo TMM’s exposure to currency risk.

Interest rate risks
Grupo TMM’s exposure to the risk of changes in market interest rates is related principally to the long-term debt obligations of Grupo TMM at a variable interest rate.

Grupo TMM’s policy is to obtain fixed rated instruments on its loans and, when a loan has a variable interest rate, the Company’s policy is to obtain all needed derivative financial instruments in order to fix this rate. At December 31, 2017, the Company had $319.6 and $578.3 million pesos of debt contracted on fixed and variable rates, respectively. At December 31, 2016, the debt contracted on fixed and variable rates was $648.8 and $10,124.7 million pesos, respectively.

As of December 31, 2016 the variable portion of the debt was associated with the Trust Certificates for an original amount of $10,500,000. In April 2015, the Company extended the CAP for the period from August 2015 to August 2016, under which the maximum rate payable was 9.80%. In addition, considering the conditions of the financial market and the changes on interest payment dates, the Company contracted an extension of the CAP on June 30, 2016, with which the maximum rate due is 8.35% for the August 2016 to November 2017 period. As at December 31, 2017, the Company had not contracted any interest rate CAP to hedge the risk due to variations in interest rates (see Note 17).

Sensitivity analysis
The following table illustrates the sensitivity in operations at December 31, 2017 and 2016 to a reasonably possible change in the interest rates of +/- 1%. These changes are considered to be reasonably possible based on the current market conditions. The calculations are based on a variance in the average market interest rate for each period and the financial instruments on the reporting date that are sensitive to variances in the interest rates. The rest of the variables remain constant.

	2017		2016
	+1% Variance	-1% Variance	+1% Variance	-1% Variance
Profit or loss for the year	$(2,048)	$2,048	$(2,262)	$2,262

The impact shown in the above sensitivity is considered the same both in the results of operations and in stockholders’ equity.

Concentration of risk
For the year ended December 31, 2017, the Company obtained revenues from Pemex Exploracion y Produccion, P.M.I Trading Limited and Fieldwood Energy E&P Mexico, which represented 16%, 13%, and 13%, respectively. None of the remaining customers represents more than 5% of the total revenues. For the year ended December 31, 2016, the Company obtained revenues from PEMEX Exploracion y Produccion, which represent 36%. None of the remaining customers represent more than 7% of its total revenues.

The Company permanently monitors the industry development in which its major clients operate, including significant key indicators such as oil prices, to consider it in the process of recognition and measurement of assets and liabilities in the consolidated financial statements.

Credit risk
Grupo TMM only sells to solvent third parties. Grupo TMM’s policy is that all customers who prefer to operate under credit conditions are subject to credit verification procedures. Moreover, receivable balances are constantly watched so that Grupo TMM’s exposure loss on receivables is not significant.

As Grupo TMM only engages in these types of operations with third parties of recognized solvency, the Company does not require surety.

Regarding the credit risks derived from other financial assets of Grupo TMM, which include cash and cash equivalents, Grupo TMM’s exposure to risks is related to the possibility of non-compliance by its counterparts, with a maximum exposure that is equal to the sum of such instruments, which is considered immaterial, as the counterparts are banks with high reputation ratings given by independent rating agencies.

During 2016 the main Company’s client, which is also a relevant player in the industry, announced a payment scheme for all its suppliers with an average payment period of little more that 180 days, situation that has had a significant impact in Group’s cash flows administration, to reduce the effect of the aforementioned the Company entered into factoring transactions (see Note 7).

Some of the unimpaired accounts receivable are in arrears on the reporting date, as shown as follows:

	2017	2016
Up to 3 months	$3,569	$2,462
Up to 4 months	7,643	23,302
More than 4 months	47,898	378,392
	$59,110	$404,156

Regarding customers and other accounts receivable, Grupo TMM is not exposed to any significant problem of credit risk with any counterpart, either individually or as a group with similar characteristics. Based on historical information on the rate of default, Management considers the credit quality of the accounts receivable that are not in arrears or impaired, to be good.

Liquidity risk
The goal of Grupo TMM is to maintain a balance between the continuity of loans and flexibility through the use of bank loans and securitizations. At December 31, 2017 and 2016, only 56% and 7%, respectively, of Grupo TMM’s financial liabilities are due within the next 12 months.

At December 31, 2017 and 2016, the financial liabilities of Grupo TMM have contractual maturities (including interest payments as applicable) are summarized as follows:

	Current		Non-Current
	In 6 months	6 to 12 months	1 to 4 years	More than 4 years
At December 31, 2017
Trade payables	$-	$169,072	$-	$-
Accounts payable and accrued expenses	-	366,918	-	-
Financial debt	333,814	168,547	396,257	-
	$333,814	$704,537	$396,257	$-

At December 31, 2016
Trade payables	$-	$189,576	$-	$-
Accounts payable and accrued expenses	-	405,505	-	-
Financial debt	685,231	55,139	494,664	8,835,123
	$685,231	$650,220	$494,664	$8,835,123

The above amounts reflect the contractual cash flows without discount, which may differ from the values registered in the liabilities on the reporting date.